TRADE PAYABLES AND OTHER	12 Months Ended
Dec. 31, 2020
Trade and other payables [abstract]
TRADE PAYABLES AND OTHER
NOTE 19 - TRADE PAYABLES AND OTHER

	At December 31,
	2020		2019
(in millions of Euros)	Non-current	Current	Non-current	Current
Trade payables	—	626	—	711
Fixed assets payables	—	27	—	43
Employees' entitlements	—	143	—	171
Taxes payable other than income tax	—	15	—	14
Contract liabilities and other liabilities to customers	3	81	6	54
Other payables	29	13	15	6
Total Other	32	279	21	288
Total Trade payables and other	32	905	21	999

Contract liabilities and other liabilities to customers

	At December 31,
	2020		2019
(in millions of Euros)	Non-current	Current	Non-current	Current
Deferred tooling revenue	2	—	2	—
Advance payment from customers	—	2	2	5
Unrecognized variable consideration (A)	1	72	2	46
Other	—	7	—	3
Total contract liabilities and other liabilities to customers	3	81	6	54
(A)Unrecognized variable consideration consists of expected volume rebates, discounts, incentives, refunds penalties and price concessions.
Revenue of €31 million that related to contract liabilities at December 31, 2019 was recognized in the year ended December 31, 2020. Revenue of €60 million generated in the year ended December 31, 2020 was deferred.
Revenue of €57 million that related to contract liabilities at January 1, 2019 was recognized in the year ended December 31, 2019. Revenue of €62 million generated in the year ended December 31, 2019 was deferred.